Vulnerability due to certain concentrations	12 Months Ended
Dec. 31, 2012
Vulnerability due to certain concentrations [Abstract]
Vulnerability due to certain concentrations

25. Vulnerability due to certain concentrations

ASML relies on outside vendors to manufacture the components and subassemblies used in its systems, each of which is obtained from a sole supplier or a limited number of suppliers. ASML’s reliance on a limited group of suppliers involves several risks, including a potential inability to obtain an adequate supply of required components and reduced control over pricing and timely delivery of these subassemblies and components. In particular, from time to time, the number of systems ASML has been able to produce has been limited by the production capacity of Zeiss. Zeiss is currently ASML’s sole external supplier of lenses and other critical optical components and is capable of producing these lenses only in limited numbers and only through the use of its manufacturing and testing facility in Oberkochen and Wetzlar, Germany. During 2012, ASML’s production was not limited by the deliveries from Zeiss.

For our light source technology used in our EUV systems we also depend on a limited number of suppliers. Our main supplier for light source technology is Cymer. We have agreed to acquire Cymer, subject to certain closing conditions. We believe that the acquisition of Cymer, if completed, will help us achieving our strategic objective of delivering an economically viable EUV scanner to semiconductor manufacturers as soon as reasonably possible. We believe that combining Cymer’s expertise in EUV light sources with our expertise in lithography systems design and integration will reduce the risks related to the successful development of and accelerate the introduction of EUV technology. Without the acquisition, we do not believe that Cymer would have sufficient resources to complete the development of the EUV source and as a result, the only way to make the EUV source development successful without additional delay is through the acquisition of Cymer. In addition we believe that the acquisition will allow us to more effectively partition responsibilities between Cymer, its suppliers and us with respect to EUV light source development, reducing risk and increasing development speed.

Completion of the acquisition is subject to customary closing conditions, including expiration or termination of the applicable waiting period under the Hart-Scott-Rodino Act and receipt of approvals under other foreign competition laws. On february 5, 2013, the Cymer Stockholders approved the merger agreement. We expect the transaction to close in the first half of 2013, there is no assurance that the transaction will be completed within the expected time period or at all.

Business failure or insolvency of one of our main customers may have an adverse effect on our business, financial condition and results of operations. See Note 20.